CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands, $ in Thousands	Total shareholders' equity HKD ($)	Ordinary shares Class A Ordinary Shares [Member] HKD ($) shares	Ordinary shares Class B Ordinary Shares [Member] HKD ($) shares	Treasury stock purchases HKD ($) shares	Additional paid in capital HKD ($)	Accumulated other comprehensive (loss)/income HKD ($)	Retained earnings HKD ($)	Noncontrolling Interest HKD ($)	Class A Ordinary Shares [Member] HKD ($) shares	Class A Ordinary Shares [Member] USD ($) shares	HKD ($) shares	USD ($) shares
Beginning balance at Dec. 31, 2021 | $	$ 20,985,559	$ 58	$ 38	$ (1,178,755)	$ 17,935,752	$ 75,994	$ 4,152,472				$ 20,985,559
Beginning balance (in shares) at Dec. 31, 2021 | shares		737,944,914	494,552,051
Beginning balance, Treasury stock (in shares) at Dec. 31, 2021 | shares				(29,462,760)
Profit/(loss) for the year | $	2,926,944						2,926,944	$ (51)			2,926,893
Share-based compensation | $	204,529				204,529						204,529
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") | $	14,162	$ 1			14,161						14,162
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		6,107,088							2,968,984	2,968,984
Surrendered and cancellation of Class A ordinary shares (in shares) | shares		(6)
Share conversion from Class B to Class A | $		$ 9	$ (9)
Share conversion from Class B to Class A (in shares) | shares		114,000,000	(114,000,000)
Treasury stock purchases	(3,145,810)			$ (3,145,810)					$ (4,324,600)	$ (553,200)	(3,145,810)
Treasury stock purchases (in shares) | shares				(91,900,648)					121,363,408	121,363,408
Foreign currency translation adjustment, net of tax | $	(123,840)					(123,840)		18			(123,822)
Acquisition of a subsidiary | $								268			268
Ending balance at Dec. 31, 2022 | $	20,861,544	$ 68	$ 29	$ (4,324,565)	18,154,442	(47,846)	7,079,416	235			20,861,779
Ending balance (in shares) at Dec. 31, 2022 | shares		858,051,996	380,552,051
Ending balance, Treasury stock (in shares) at Dec. 31, 2022 | shares				(121,363,408)
Profit/(loss) for the year | $	4,281,474						4,281,474	(2,525)			4,278,949
Share-based compensation | $	290,831				290,831						290,831
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") | $	11,166	$ 1			11,165						11,166
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		8,244,200							2,560,304	2,560,304
Share conversion from Class B to Class A | $		$ 2	$ (2)
Share conversion from Class B to Class A (in shares) | shares		25,000,000	(25,000,000)
Treasury stock purchases	(874,692)			$ (874,692)					$ (5,199,300)	$ (664,800)	(874,692)
Treasury stock purchases (in shares) | shares				(23,134,984)					144,498,392	144,498,392
Foreign currency translation adjustment, net of tax | $	(1,587)					(1,587)					(1,587)
Capital injections from non-controlling interest | $								5,285			5,285
Ending balance at Dec. 31, 2023 | $	24,568,736	$ 71	$ 27	$ (5,199,257)	18,456,438	(49,433)	11,360,890	2,995			$ 24,571,731
Ending balance (in shares) at Dec. 31, 2023 | shares		891,296,196	355,552,051
Ending balance, Treasury stock (in shares) at Dec. 31, 2023 | shares				(144,498,392)							144,498,392	144,498,392
Profit/(loss) for the year	5,443,094						5,443,094	(10,038)			$ 5,433,056	$ 699,442
Share-based compensation | $	334,926				334,926						334,926
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") | $	16,006	$ 1			16,005						16,006
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		10,770,792							3,944,400	3,944,400
Surrendered and cancellation of Class A ordinary shares (in shares) | shares		(2)
Treasury stock purchases									$ (5,199,300)	$ (664,800)
Treasury stock purchases (in shares) | shares									144,498,392	144,498,392
Foreign currency translation adjustment, net of tax	(200,483)					(200,483)		263			(200,220)	(25,776)
Declaration of dividend | $	(2,151,038)						(2,151,038)				(2,151,038)
Ending balance at Dec. 31, 2024	$ 28,011,241	$ 72	$ 27	$ (5,199,257)	$ 18,807,369	$ (249,916)	$ 14,652,946	$ (6,780)			$ 28,004,461	$ 3,605,244
Ending balance (in shares) at Dec. 31, 2024 | shares		902,066,986	355,552,051
Ending balance, Treasury stock (in shares) at Dec. 31, 2024 | shares				(144,498,392)							144,498,392	144,498,392